Insurance - Schedule of Changes in Liability for Unpaid Claims and Loss Adjustment Expenses, Net of Reinsurance Recoverable (Details) - OneMain Holdings, LLC [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance at beginning of period	$ 177	$ 70	$ 68
Less reinsurance recoverables	(26)	(26)	(22)
Balance at beginning of period	151	48	46
Reserve for unpaid claims and loss adjustment expenses assumed in connection with the OneMain Acquisition	0	104	0
Current year	203	83	65
Prior years	(20)	5	(3)
Total	183	88	62
Current year	(124)	(63)	(39)
Prior years	(78)	(26)	(21)
Total	(202)	(89)	(60)
Balance at end of period	132	151	48
Plus reinsurance recoverables	(26)	(26)	(22)
Balance at end of period	$ 158	$ 177	$ 70